Share-Based Compensation - Share options (Details)	9 Months Ended
	Sep. 30, 2020 USD ($) item $ / shares shares	Sep. 30, 2019 USD ($) $ / shares
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares	$ 0.10	$ 0.10
Options granted (in shares) | shares	145,572,500
Share-based compensation expense | $	$ 2,292,252	$ 439,601
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term	10 years
Annual vesting percentage	20.00%
Vesting number of anniversaries | item	5
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	3 months
Restricted shares units
Share-Based Compensation
Granted (in shares) | shares	1,578,500
Contractual term	10 years
Annual vesting percentage	25.00%
Vesting number of anniversaries | item	4
Share-based compensation expense | $	$ 1,471,380	$ 2,708,567